Appendix IV	12 Months Ended
Dec. 31, 2022
APPENDIX IV
APPENDIX IV

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2022

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	12/31/2021	Additions	combinations	Transfers	Disposals	differences	12/31/2022
Land and buildings	941,955	130,475	27,620	(455)	(35,924)	50,983	1,114,654
Machinery	9,076	5,055	347	(1,189)	(6,849)	224	6,664
Computer equipment	8,519	278	263	(568)	(1,848)	175	6,819
Vehicles	15,760	6,165	1,279	(10)	(2,527)	291	20,958

Total cost of rights of use	975,310	141,973	29,509	(2,222)	(47,148)	51,673	1,149,095

Accum. depr. of land and buildings	(159,831)	(72,214)	(359)	106	9,782	(7,088)	(229,604)
Accum. depr. of machinery	(3,792)	(1,983)	(236)	894	1,361	109	(3,647)
Accum. depr. of computer equipment	(6,475)	(1,432)	—	573	1,719	(178)	(5,793)
Accum. depr. of vehicles	(9,555)	(4,869)	—	4	2,157	(236)	(12,499)

Total accum. Depr. of rights of use	(179,653)	(80,498)	(595)	1,577	15,019	(7,393)	(251,543)

Carrying amount of rights of use	795,657	61,475	28,914	(645)	(32,129)	44,280	897,552

This appendix forms an integral part of note 8 to the consolidated financial statements.

APPENDIX IV

GRIFOLS, S.A. AND SUBSIDIARIES

Movement in Rights of Use

for the year ended

31 December 2021

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	12/31/2020	Additions	combinations	Transfers	Disposals	differences	12/31/2021
Land and buildings	759,120	125,112	4,611	3,337	(3,603)	53,378	941,955
Machinery	5,907	3,412	—	(495)	(89)	341	9,076
Computer equipment	8,228	641	—	(629)	(7)	286	8,519
Vehicles	14,152	4,277	—	(407)	(2,887)	625	15,760

Total cost of rights of use	787,407	133,442	4,611	1,806	(6,586)	54,630	975,310

Accum. depr. of land and buildings	(94,118)	(57,901)	—	(3,337)	3,605	(8,080)	(159,831)
Accum. depr. of machinery	(2,236)	(2,120)	—	587	87	(110)	(3,792)
Accum. depr. of computer equipment	(4,640)	(2,269)	—	629	7	(202)	(6,475)
Accum. depr. of vehicles	(7,717)	(4,430)	—	407	2,581	(396)	(9,555)

Total accum. depr. of rights of use	(108,711)	(66,720)	—	(1,714)	6,280	(8,788)	(179,653)

Carrying amount of rights of use	678,696	66,722	4,611	92	(306)	45,842	795,657

This appendix forms an integral part of note 8 to the consolidated financial statements.